Leases	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Leases [Abstract]
Leases
7. Leases
The Company has certain
non-cancelable
operating lease agreements for office, production and warehouse space in Texas, Hungary, Singapore, Malaysia, Colombia, United Kingdom and Canada. We negotiated the termination of our Colombia lease obligation during the current period.
Lease expense for the three and six months ended July 31, 2021 was approximately $291,000 and $600,000, respectively, and was recorded as a component of operating loss. Included in these costs was short-term lease expense of approximately $10,000 and $10,000, respectively, for the three and six months ended July 31, 2021.
Supplemental balance sheet information related to leases as of July 31, 2021 and January 31, 2021 were as follows (in thousands):

Lease	July 31, 2021	January 31, 2021
Assets
Operating lease assets	$1,568	$1,471

Liabilities
Operating lease liabilities	$1,568	$1,471

Classification of lease liabilities
Current liabilities	$567	$1,008
Non-current liabilities	1,001	463

Total Operating lease liabilities	$1,568	$1,471

Lease-term and discount rate details as of July 31, 2021 and January 31, 2021 were as follows:

Lease term and discount rate	July 31, 2021	January 31, 2021
Weighted average remaining lease term (years)
Operating leases	1.26	1.09
Weighted average discount rate:
Operating leases	9.36%	10%
The incremental borrowing rate was calculated using the Company’s weighted average cost of capital.
Supplemental cash flow information related to leases was as follows (in thousands):

Lease	Six Months Ended July 31, 2021	Six Months Ended July 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(600)	$(514)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$600	$514

Maturities of lease liabilities at July 31, 2021 were as follows (in thousands):

July 31, 2021
2022	$567
2023	667
2024	346
2025	134
2026	24
Thereafter	—

Total payments under lease agreements	$1,738
Less: imputed interest	(170)
Total lease liabilities	$1,568

10. Leases
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842) which was modified by subsequently issued ASUs
2018-01,
2018-10,
2018-11
and
2018-20
(collectively the “New Lease Standard”). The New Lease Standard requires organizations that lease assets (“lessees”) to recognize the assets and liabilities of the rights and obligations created by leases with terms of more than 12 months. The recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee remains dependent on its classification as a finance or operating lease. The New Lease Standard also requires additional disclosure of the amount, timing, and uncertainty of cash flows arising from leases, including qualitative and quantitative requirements. The New Lease Standard was effective for financial statements issued for annual periods beginning after December 15, 2018, including interim periods within those fiscal years.
In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements (“ASU
2018-11”).
ASU
2018-11
provided additional relief in the comparative reporting requirements for initial adoption of the New Lease Standard. Prior to ASU
2018-11,
a modified retrospective transition was required for financing or operating leases existing at or entered after the beginning of the earliest comparative period presented in the financial statements. ASU
2018-11
provided an additional transition method allowing entities to initially apply the New Lease Standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption without adjustment to the financial statements for periods prior to adoption.
The Company adopted the New Lease Standard effective February 1, 2019. We elected to apply the current period transition approach as introduced by ASU
2018-11
and we elected to apply the following practical expedients and accounting policy decisions.
We elected a package of transition expedients, which must be elected together, that allowed us to forgo reassessing certain conclusions reached under ASC 840. All expedients in this package were applied together for all leases that commenced before the effective date, February 1, 2019, of the adoption of the New Lease Standard. As a result, in transitioning to the New Lease Standard, for existing leases as of February 1, 2019, we continued to use judgments made under ASC 840 related to embedded leases, lease classification and accounting for initial direct costs. In addition, we have chosen, as an accounting policy election by class of underlying asset, not to separate non-lease
components from the associated lease for all our leased asset classes, excluding for Real Estate related leases. As a result, for classes of Automobiles, Office Equipment and Manufacturing Equipment, we account for each separate lease component and the non-lease
components associated with that lease as a single lease component.
The Company has certain
non-cancelable
operating lease agreements for office, production and warehouse space in Texas, Hungary, Singapore, Malaysia, United Kingdom and Canada.
Adoption of the New Lease Standard did have a material impact on our consolidated balance sheet as we recorded right-of-use
assets and the corresponding lease liabilities related to our operating leases of approximately $3.0 million, each. The Company determined to treat lease costs with an original maturity of less than one year as short-term lease costs and did not record a right-of-use
asset or related lease liability for these leases. The new standard did not have a material impact on our consolidated statements of operations or our statements of cash flows.
Lease expense for the twelve months ended January 31, 2021 and 2020 was approximately $828,000 and $1.2 million, respectively, and was recorded as a component of operating loss. Included in these costs was short-term
lease expense of approximately $20,000 and $30,000 for the twelve months ended January 31, 2021 and 2020, respectively.
Supplemental balance sheet information related to leases as of January 31, 2021 and 2020 was as follows (in thousands):

	As of January 31,
Lease	2021	2020
Assets
Operating lease assets	$1,471	$2,300
Liabilities
Operating lease liabilities	$1,471	$2,300
Classification of lease liabilities
Current liabilities	$1,008	$1,339
Non-current liabilities	463	961

Total Operating lease liabilities	$1,471	$2,300

Lease-term and discount rate details as of January 31, 2021 and 2020 were as follows:

	As of January 31,
Lease term and discount rate	2021	2020
Weighted average remaining lease term (years)
Operating leases	1.09	1.76
Weighted average discount rate:
Operating leases	10%	9.27%
The incremental borrowing rate was calculated using the Company’s weighted average cost of capital.
Supplemental cash flow information related to leases at January 31, 2021 and 2020 was as follows (in thousands):

	As of January 31,
Lease	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(1,157)	$(1,182)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$—	$635
Maturities of lease liabilities at January 31, 2021 and 2020 were as follows (in thousands):

	As of January 31,
	2021	2020
2021	$1,007	$1,338
2022	421	838
2023	110	222
2024	58	98
2025	24	52
Thereafter	—	21

Total payments under lease agreements	$1,620	$2,569
Less: imputed interest	(149)	(269)
Total lease liabilities	$1,471	$2,300

Prior to July 31, 2020, the Company leased seismic equipment to customers under operating leases with non-cancelable
terms of one year or less. These leases were generally renewable on a month-to-month
basis. All taxes (other than income taxes) and assessments were the contractual responsibility of the lessee. To the extent that foreign taxes were not paid by the lessee, the relevant foreign taxing authorities might seek to collect such taxes from the Company. Under the terms of its lease agreements, any amounts paid by the Company to such foreign taxing authorities may be billed and collected from the lessee. The Company is not aware of any foreign tax obligations as of January 31, 2021 and 2020 that are not reflected in the accompanying consolidated financial statements.
The Company leases its office and warehouse facilities in Canada, Texas, Singapore, United Kingdom, Hungary and Malaysia under operating leases. Facility lease expense for the fiscal years ended January 31, 2021 and 2020 was approximately $1.2 million and $1.2 million, respectively.